LEASES (Details 1) € in Thousands	12 Months Ended
Dec. 31, 2025 EUR (€)
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance	€ 1,957
Right of use assets ending balance	2,021
Accumulated [Member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance	(243)
Right of use assets Additions	(506)
Right of use assets Derecognitions
Right of use assets ending balance	(749)
At cost [member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance	2,200
Right of use assets Additions	570
Right of use assets Derecognitions
Right of use assets ending balance	2,770
Carrying [Member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance	1,957
Right of use assets Additions	63
Right of use assets Derecognitions
Right of use assets ending balance	2,021
Right-of-use assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance	(243)
Right of use assets Additions	(506) [1]
Right of use assets Derecognitions
Right of use assets ending balance	(749)
Right-of-use assets [member] | At cost [member]
IfrsStatementLineItems [Line Items]
Right of use assets beginning balance	2,200
Right of use assets Additions	570
Right of use assets Derecognitions
Right of use assets ending balance	€ 2,770

[1]	The difference between the depreciation expense disclosed in Note 6 and Note 13 arises from using different FX rates: period-end rates for statement of financial position and average rates for statement of operations.